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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplement to the Prospectus
Dated August 28, 2007

February 12, 2008

Dear Investor:

The purpose of this supplement is to provide you with updated information regarding the disclosure of portfolio holdings.

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisors' Web site at

http://www.ubs.com/1/e/globalam/america/institutional_clients/money_market_fund.html and will be updated on a monthly basis. Under normal circumstances, portfolio holdings information as of the most recent month-end is expected to be posted approximately 15 days after the end of a month, but in any event at least one day prior to other public dissemination. The first such posting, showing holdings as of December 31, 2007, is expected to be available on February 12, 2008, with the January 31, 2008, holdings added later in February.

Portfolio holdings information for prior month-ends will continue to remain available on the Web site, along with any more current month-end information, at least until the date on which a fund files its Form N-CSR (which includes an annual or semi-annual shareholder report) or Form N-Q (which includes a schedule of portfolio holdings as of the end of the quarter succeeding the most recent shareholder report) with the Securities and Exchange Commission for the period that includes (or as of a date that is later than) the date as of which the Web site information is current.

The above supplements the information found under "Disclosure of portfolio holdings" on page 34 of the prospectus.

ZS326

UBS Global Asset Management (Americas) Inc. is a subsidiary of UBS AG

[Logo of UBS Global Asset Management]

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplement to the Prospectus
Dated August 28, 2007

February 12, 2008

Dear Investor:

The purpose of this supplement is to provide you with updated information regarding the disclosure of portfolio holdings.

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisors' Web site at

http://www.ubs.com/1/e/globalam/america/institutional_clients/money_market_fund.html and will be updated on a monthly basis. Under normal circumstances, portfolio holdings information as of the most recent month-end is expected to be posted approximately 15 days after the end of a month, but in any event at least one day prior to other public dissemination. The first such posting, showing holdings as of December 31, 2007, is expected to be available on February 12, 2008, with the January 31, 2008, holdings added later in February.

Portfolio holdings information for prior month-ends will continue to remain available on the Web site, along with any more current month-end information, at least until the date on which a fund files its Form N-CSR (which includes an annual or semi-annual shareholder report) or Form N-Q (which includes a schedule of portfolio holdings as of the end of the quarter succeeding the most recent shareholder report) with the Securities and Exchange Commission for the period that includes (or as of a date that is later than) the date as of which the Web site information is current.

The above supplements the information found under "Disclosure of portfolio holdings" on page 34 of the prospectus.

ZS327

UBS Global Asset Management (Americas) Inc. is a subsidiary of UBS AG